Note 19 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
Note 19.	Events After the Reporting Period

On January 20, 2022, Opera announced that its board of directors approved a share repurchase program, which authorized the Company’s management to execute the repurchase of up to US$50 million of its American Depositary Shares by March 31, 2024, in any form that management may deem fit. The Company’s management launched the repurchase program in February 2022 and as of May 31, 2022, a total of 1,458,031 ADSs had been repurchased for US$7.9 million. Additional repurchases will be made from time to time in an opportunistic manner and depending on market conditions.

Subsequent to February 17, 2022, the fourth exercise period of Opera’s equity program took place, including RSUs that had vested on January 1, 2022, and a total of 778,750 RSUs were exchanged for an equivalent number of ADSs in Opera Limited. On June 1, 2022, an additional 20,000 RSUs were exchanged for an equivalent number of ADSs in Opera Limited.

On February 24, 2022, Russia initiated a military invasion of Ukraine, resulting in geopolitical uncertainty and volatility. Opera's management is closely monitoring the situation, and its priority has been to support Opera's employees who are directly or indirectly impacted, as well as supporting initiatives to provide humanitarian aid. The military invasion has led to the imposition of export controls, control on distribution of online content and other broad financial and economic sanctions against Russia, which may have far-reaching effects on the global economy. Potential effects of the war for Opera include inability to provide products and services to customers in countries affected by the war, reduced advertiser demand affecting search and advertising revenue, increased compliance costs and business limitations from export controls or economic sanctions, as well as broader impacts from fluctuations in exchange rates. As of the date these consolidated financial statements are authorized for issue, the financial effect of the war for Opera cannot be reliably estimated.

On March 22, 2022, Opera sold its 42.35% ownership interest in Nanobank for a fixed consideration of US$127.1 million in cash, payable in eight equal installments over the next two years. The present value of the consideration was estimated to be US$120.3 million based on a discount rate of 5.0%. Because the present value of the consideration was the best estimate of fair value for Opera's shares in Nanobank as of year-end 2021, as discussed in Note 2, the disposal did not result in any incremental gain or loss at the time of the transaction. Earlier in 2022, The Reserve Bank of India (“RBI”), a regulator of P. C. Financial Services Private Limited (“PCFS”), the subsidiary of Nanobank that provided microlending services in India, canceled PCFS' license as a Systemically Important Non-Deposit taking, Non-Banking Financial Company. The cancellation of PCFS' license resulted in the company no longer being legally able to provide microlending services in India. However, PCFS halted its operations in India already in 2021 after a government body seized most of its cash and cash equivalents, and the canceling of PCFS’ license was anticipated as of December 31, 2021.

On April 21, 2022, Opera sold its 19.35% ownership interest in Star X to Kunlun Tech, the parent of both Opera and Star X, for a fixed consideration of US$83.5 million in cash. Within ten business days of the sale, an initial US$28.4 million installment is due, with the remaining consideration to be paid in two equal installments by December 31st of 2023 and 2024, with no contingencies. Kunlun Tech will pay a simple annual interest of 3.5% on the deferred payments. The transaction price of US$83.5 million was determined to be the best estimate of the fair value of the preferred shares in Star X as of year-end 2021, as discussed in Notes 2 and 12, and consequently the disposal in 2022 did not result in any incremental gain or loss at the time of the transaction.